UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.       Kemper Global Blue Chip Portfolio
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                       Kemper Global Blue Chip Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00


(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                       Kemper Contrarian Value Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00


(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                        Kemper Value + Growth Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00


(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                          Kemper Horizon 10+ Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00



(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                          Kemper Horizon 20+ Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00

(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                       Kemper Kemper Horizon 5 Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00

(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                     Kemper Investment Grade Bond Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00


(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                       Kemper Small Cap Growth Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00

(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                          Kemper High Yield Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00

(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                     Kemper Government Securities Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00


(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                    Kemper Dreman High Ret. Equity Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00

(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                     Kemper Dreman Fin. Services Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00

(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                           Kemper Blue Chip Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00

(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                         Kemper International Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00

(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                          Kemper Total Return Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00

(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                       Kemper Aggressive Growth Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00

(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                           Kemper Index 500 Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00

(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                            Kemper Growth Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00

(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                       KVS Growth Opportunities Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00

(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                       Kemper Technology Growth Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00

(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                        KVS Growth and Income Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00

(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                     KVS Focused Large Cap Growth Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00

(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                        Kemper Small Cap Value Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00

(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                          Kemper New Europe Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00

(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.

                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    Kemper Variable Series
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities                    /___/
       of the issuer, check the box but do not list series or classes)

                       Kemper Strategic Income Portfolio

3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2000



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days            /___/
       after the end of the issuer's fiscal year).  (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.                  /___/



5     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $0.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:     $0.00

(iii)  Aggregate price of securities redeemed or repurchased during any prior            $0.00
       fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $0.00

(v)            Net sales - if item 5(i) is greater than item 5(iv)                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:     $0.00


(vii)  Multiplier for determining registration fee (See Instruction C.9):                             0.000250


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                            $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:                      0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year   $0.00
       (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Caroline Pearson                 Date   3/29/01
                          -------------------                        ---------
                          Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.